Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily S&P 500® Bull 2X Shares (SFUU)

Direxion Daily S&P 500® Bear 2X Shares (SFVS)

Supplement dated May 23, 2014 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2014, as supplemented May 13, 2014

Effective May 23, 2014, Rafferty Asset Management, LLC (“Rafferty”), the Direxion Shares ETF Trust’s adviser, for the Direxion Daily S&P 500® Bull 2X Fund and the Direxion Daily S&P 500® Bear 2X Fund (each a “Fund” and collectively, the “Funds”), has agreed to a reduction in the Management Fees payable to Rafferty by each Fund. As a result, the Management Fees for each Fund will be reduced from 0.75% to 0.50%.

In addition, Rafferty has agreed to a reduction in the contractual fee waiver of other expenses (excluding certain expenses of the Funds) payable to Rafferty by each Fund, pursuant to the Operating Expense Limitation Agreement as described below and in the Funds’ Prospectus from 0.95% to 0.60% through September 1, 2015.

In accordance with these changes, as described above, as of May 23, 2014:

The “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the Direxion Daily S&P 500® Bull 2X Shares’ summary section under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(2)	0.38%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.93%
Expense Cap/Reimbursement	(0.28%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.65%

(1)	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2015, to the extent that the Fund’s Total Annual Operating Expenses exceed 0.60% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
(2)	Other Expenses are estimated for the Fund’s current fiscal year.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 66	$268

The “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the Direxion Daily S&P 500® Bear 2X Shares’ summary section under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund (2)	0.34%
Total Annual Fund Operating Expenses	0.84%
Expense Cap/Reimbursement	(0.24%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.60%

(1)	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2015, to the extent that the Fund’s Total Annual Operating Expenses exceed 0.60% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
(2)	Other Expenses are estimated for the Fund’s current fiscal year.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 61	$244

For more information, please contact the Funds at (866) 476-7523.

Direxion Daily S&P 500? Bull 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily S&P 500® Bull 2X Shares (SFUU)

Direxion Daily S&P 500® Bear 2X Shares (SFVS)

Supplement dated May 23, 2014 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2014, as supplemented May 13, 2014

Effective May 23, 2014, Rafferty Asset Management, LLC (“Rafferty”), the Direxion Shares ETF Trust’s adviser, for the Direxion Daily S&P 500® Bull 2X Fund and the Direxion Daily S&P 500® Bear 2X Fund (each a “Fund” and collectively, the “Funds”), has agreed to a reduction in the Management Fees payable to Rafferty by each Fund. As a result, the Management Fees for each Fund will be reduced from 0.75% to 0.50%.

In addition, Rafferty has agreed to a reduction in the contractual fee waiver of other expenses (excluding certain expenses of the Funds) payable to Rafferty by each Fund, pursuant to the Operating Expense Limitation Agreement as described below and in the Funds’ Prospectus from 0.95% to 0.60% through September 1, 2015.

In accordance with these changes, as described above, as of May 23, 2014:

The “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the Direxion Daily S&P 500® Bull 2X Shares’ summary section under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(2)	0.38%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.93%
Expense Cap/Reimbursement	(0.28%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.65%

(1)	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2015, to the extent that the Fund’s Total Annual Operating Expenses exceed 0.60% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
(2)	Other Expenses are estimated for the Fund’s current fiscal year.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 66	$268

For more information, please contact the Funds at (866) 476-7523.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Direxion Daily S&P 500? Bull 2X Shares | Direxion Daily S&P 500? Bull 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.38%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	268
Direxion Daily S&P 500? Bear 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily S&P 500® Bull 2X Shares (SFUU)

Direxion Daily S&P 500® Bear 2X Shares (SFVS)

Supplement dated May 23, 2014 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2014, as supplemented May 13, 2014

Effective May 23, 2014, Rafferty Asset Management, LLC (“Rafferty”), the Direxion Shares ETF Trust’s adviser, for the Direxion Daily S&P 500® Bull 2X Fund and the Direxion Daily S&P 500® Bear 2X Fund (each a “Fund” and collectively, the “Funds”), has agreed to a reduction in the Management Fees payable to Rafferty by each Fund. As a result, the Management Fees for each Fund will be reduced from 0.75% to 0.50%.

In addition, Rafferty has agreed to a reduction in the contractual fee waiver of other expenses (excluding certain expenses of the Funds) payable to Rafferty by each Fund, pursuant to the Operating Expense Limitation Agreement as described below and in the Funds’ Prospectus from 0.95% to 0.60% through September 1, 2015.

In accordance with these changes, as described above, as of May 23, 2014:

The “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the Direxion Daily S&P 500® Bear 2X Shares’ summary section under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund (2)	0.34%
Total Annual Fund Operating Expenses	0.84%
Expense Cap/Reimbursement	(0.24%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.60%

(1)	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2015, to the extent that the Fund’s Total Annual Operating Expenses exceed 0.60% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
(2)	Other Expenses are estimated for the Fund’s current fiscal year.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 61	$244

For more information, please contact the Funds at (866) 476-7523.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Direxion Daily S&P 500? Bear 2X Shares | Direxion Daily S&P 500? Bear 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.34%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	$ 244

[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2015, to the extent that the Fund's Total Annual Operating Expenses exceed 0.60% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
[2]	Other Expenses are estimated for the Fund's current fiscal year.